Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Tax Rate and The Statutory Income Tax Rate [Abstract]
Income tax benefit computed at an applicable tax rate	25.00%	25.00%